Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Location of Significant Accounting Policies
The following table identifies our significant accounting policies presented in other Notes to Consolidated Financial Statements:

Investments*	Note 4
Derivatives and Hedge Accounting*	Note 5
Fair Value Measurements (Post-Adoption of LDTI Accounting Policies specifically for MRBs)	Note 6
Deferred Acquisition Costs (Includes Pre-Adoption and Post-Adoption of LDTI Accounting Policies)	Note 7
Reinsurance*	Note 8
Reserves for Future Policy Benefits and Claims Payable (Post-Adoption of LDTI Accounting Policies)	Note 9
Other Contract Holder Funds (Post-Adoption of LDTI Accounting Policies)	Note 10
Separate Account Assets and Liabilities*	Note 11
Market Risk Benefits (Post-Adoption of LDTI Accounting Policies)	Note 12
Long-Term Debt*	Note 13
Income Taxes*	Note 15
Commitments, Contingencies, and Guarantees*	Note 16
Share-Based Compensation*	Note 18
Accumulated Other Comprehensive Income (Loss)*	Note 23
*No impact to the significant accounting policies presented in these Notes related to the adoption of LDTI.

Accounting Standards Update and Change in Accounting Principle, Effect Of Transition On Equity
The following table presents the effect of transition adjustments on shareholder's equity due to the adoption of LDTI (in millions):

	January 1, 2021
		Accumulated other
	Retained earnings	comprehensive income
Deferred acquisition costs	$—	$102
Reinsurance recoverable on market risk benefits	—	(35)
Reserves for future policy benefits and claims payable	97	143
Market risk benefits	(2,701)	(601)
Total	$(2,604)	$(391)

Schedule of Error Corrections and Prior Period Adjustments	The following table presents amounts previously reported as of December 31, 2020, to reflect the effect of the change due to the adoption of the standard, and the adjusted amounts as of January 1, 2021 (in millions).

	As Previously	Effect of	As of
	Reported	Changes	1/1/2021
Assets
Deferred acquisition costs	$13,896	$140	$14,036
Reinsurance recoverable, net of allowance for credit losses	35,311	(155)	35,156
Reinsurance recoverable on market risk benefits, at fair value	—	472	472
Market risk benefit assets, at fair value	—	690	690
Deferred income taxes, net	1,036	824	1,860
Other assets	861	1	862
Total assets	$351,538	$1,972	$353,510

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$22,490	$(5,716)	$16,774
Other contract holder funds	63,349	(7)	63,342
Market risk benefit liabilities, at fair value	—	10,690	10,690
Total liabilities	342,051	4,967	347,018
Equity
Accumulated other comprehensive income, net of tax expense	3,960	(391)	3,569
Retained earnings	921	(2,604)	(1,683)
Total shareholder's equity	9,487	(2,995)	6,492
Total liabilities and equity	$351,538	$1,972	$353,510
The following tables present amounts previously reported in the Consolidated Balance Sheets as of December 31, 2022 and 2021, to reflect the effect of the change due to the adoption of the standard, and the adjusted amounts as of December 31, 2022 and 2021 (in millions).

	As Previously
	Reported	Effect of	As of
	December 31, 2022	Changes	December 31, 2022
Assets
Deferred acquisition costs	$13,407	$(489)	$12,918
Reinsurance recoverable, net of allowance for credit losses	29,670	(594)	29,076
Reinsurance recoverable on market risk benefits, at fair value	—	221	221
Market risk benefit assets, at fair value	—	4,865	4,865
Deferred income taxes, net	315	(67)	248
Other assets	734	(3)	731
Total assets	$307,089	$3,933	$311,022

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$14,255	$(1,955)	$12,300
Other contract holder funds	57,986	(6)	57,980
Market risk benefit liabilities, at fair value	—	5,662	5,662
Other liabilities	1,668	(1)	1,667
Total liabilities	297,041	3,700	300,741

Equity
Accumulated other comprehensive income (loss), net of tax	(5,311)	2,111	(3,200)
Retained earnings	9,981	(1,878)	8,103
Total shareholder's equity	10,048	233	10,281
Total liabilities and equity	$307,089	$3,933	$311,022

	As Previously
	Reported	Effect of	As of
	December 31, 2021	Changes	December 31, 2021
Assets
Investments:
Deferred acquisition costs	$14,246	$(727)	$13,519
Reinsurance recoverable, net of allowance for credit losses	33,169	(292)	32,877
Reinsurance recoverable on market risk benefits, at fair value	—	383	383
Market risk benefit assets, at fair value	—	1,664	1,664
Deferred income taxes, net	909	762	1,671
Other assets	652	4	656
Total assets	$372,120	$1,794	$373,914

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$18,654	$(3,477)	$15,177
Other contract holder funds	58,494	(5)	58,489
Market risk benefit liabilities, at fair value	—	8,033	8,033
Other liabilities	1,946	(1)	1,945
Total liabilities	360,084	4,550	364,634

Equity
Accumulated other comprehensive income (loss), net of tax	1,890	(386)	1,504
Retained earnings	4,168	(2,370)	1,798
Total shareholder's equity	12,036	(2,756)	9,280
Total liabilities and equity	$372,120	$1,794	$373,914

The following tables present amounts previously reported in the Consolidated Income Statements for the years ended December 31, 2022 and 2021, to reflect the effect of the change due to the adoption of the standard, and the adjusted amounts for the years ended December 31, 2022 and 2021 (in millions).

	As Previously
	Reported for the
	Year Ended		Year Ended
	December 31,	Effect of	December 31,
	2022	Changes	2022
Revenues
Total net gains (losses) on derivatives and investments	$3,856	$(4,688)	$(832)
Total revenues	14,440	(4,688)	9,752

Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	2,263	(1,228)	1,035
(Gain) loss from updating future policy benefits cash flow assumptions, net	—	(36)	(36)
Market risk benefits (gains) losses, net	—	(3,536)	(3,536)
Interest credited on other contract holder funds, net of deferrals and amortization	855	4	859
Amortization of deferred acquisition costs	1,743	(518)	1,225
Total benefits and expenses	7,231	(5,314)	1,917
Pretax income (loss)	7,209	626	7,835
Income tax expense (benefit)	1,396	134	1,530
Net income (loss)	5,813	492	6,305

	As Previously
	Reported for the
	Year Ended		Year Ended
	December 31,	Effect of	December 31,
	2021	Changes	2021
Revenues
Total net gains (losses) on derivatives and investments	$(2,480)	$(2,887)	$(5,367)
Total revenues	8,869	(2,887)	5,982

Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	949	(45)	904
(Gain) loss from updating future policy benefits cash flow assumptions, net	—	41	41
Market risk benefits (gains) losses, net	—	(3,966)	(3,966)
Interest credited on other contract holder funds, net of deferrals and amortization	827	(2)	825
Amortization of deferred acquisition costs	519	786	1,305
Total benefits and expenses	5,006	(3,186)	1,820
Pretax income (loss)	3,863	299	4,162
Income tax expense (benefit)	616	64	680
Net income (loss)	3,247	235	3,482

The following tables present amounts previously reported in Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2022 and 2021, to reflect the effect of the change due to the adoption of the standard, and the adjusted amounts for the years ended December 31, 2022 and 2021 (in millions).

	As Previously
	Reported for the
	Year Ended		Year Ended
	December 31,	Effect of	December 31,
	2022	Changes	2022

Net income (loss)	$5,813	$492	$6,305

Other comprehensive income (loss), net of tax:
Change in unrealized gains (losses) on securities with no credit impairment net of tax	(7,199)	(274)	(7,473)
Change in current discount rate related to reserve for future policy benefits, net of tax	—	1,303	1,303
Change in non-performance risk on market risk benefits, net of tax	—	1,468	1,468
Total other comprehensive income (loss)	(7,201)	2,497	(4,704)
Comprehensive income (loss)	$(1,388)	$2,989	$1,601

	As Previously
	Reported for the
	Year Ended		Year Ended
	December 31,	Effect of	December 31,
	2021	Changes	2021

Net income (loss)	$3,247	$235	$3,482

Other comprehensive income (loss), net of tax:
Change in unrealized gains (losses) on securities with no credit impairment net of tax	(2,073)	(60)	(2,133)
Change in current discount rate related to reserve for future policy benefits, net of tax	—	397	397
Change in non-performance risk on market risk benefits, net of tax	—	(332)	(332)
Total other comprehensive income (loss)	(2,070)	5	(2,065)
Comprehensive income (loss)	$1,177	$240	$1,417

The adoption of the standard did not affect the previously reported totals for net cash flows provided by (used in) operating, investing, or financing activities, but did affect the following components of net cash flows provided by (used in) operating activities.

	As Previously
	Reported for the
	Year Ended		Year Ended
	December 31,	Effect of	December 31,
	2022	Changes	2022
Cash flows from operating activities:
Net income	$5,813	$492	$6,305
Adjustments to reconcile net income to net cash provided by operating activities:
Net losses (gains) on derivatives	(2,025)	4,688	2,663
Net (gain) loss on market risk benefits	—	(3,536)	(3,536)
(Gain) loss from updating future policy benefits cash flow assumptions, net	—	(36)	(36)
Interest credited on other contract holder funds, gross	855	4	859
Deferred income tax expense (benefit)	1,438	134	1,572
Change in deferred acquisition costs	1,119	(518)	601
Change in funds withheld, net of reinsurance	(402)	329	(73)
Change in other assets and liabilities, net	84	(1,557)	(1,473)
Total adjustments	1,069	(492)	577
Net cash provided by (used in) operating activities	$4,647	$—	$4,647

	As Previously
	Reported for the
	Year Ended		Year Ended
	December 31,	Effect of	December 31,
	2021	Changes	2021
Cash flows from operating activities:
Net income	$3,247	$235	$3,482
Adjustments to reconcile net income to net cash provided by operating activities:
Net losses (gains) on derivatives	2,640	2,887	5,527
Net (gain) loss on market risk benefits	—	(3,966)	(3,966)
(Gain) loss from updating future policy benefits cash flow assumptions, net	—	41	41
Interest credited on other contract holder funds, gross	827	(2)	825
Deferred income tax expense (benefit)	697	64	761
Change in deferred acquisition costs	(270)	787	517
Change in funds withheld, net of reinsurance	(757)	131	(626)
Change in other assets and liabilities, net	(993)	(177)	(1,170)
Total adjustments	2,144	(235)	1,909
Net cash provided by (used in) operating activities	$4,888	$—	$4,888
The following tables, recast for the adoption of LDTI for 2021, present Consolidated Balance Sheets and Income Statements line items affected by the revisions and reclassifications of previously reported financial statements adjusted for the adoption of LDTI, detailing amounts previously reported, the impact upon those line items due to revisions and reclassifications and amounts as currently revised within the financial statements. For the years ended December 31, 2021 and 2020 the reclassification also impacted the Consolidated Statements of Cash Flows in the amount of $61 million and $65 million, respectively, which increased financing cash flows offset by a decrease in operating cash flows. In addition, there were revisions reflected in our disclosures throughout these Consolidated Financial Statements.

Consolidated Balance Sheets (in millions)	As Previously Reported	Impact for the Adoption of LDTI	Impact of Revisions and Reclassifications	As Revised
	12/31/21	12/31/21	12/31/21	12/31/21

Assets
Deferred acquisition costs	$14,246	$(727)	$—	$13,519
Reinsurance recoverable, net of allowance for credit losses	33,169	(292)	—	32,877
Reinsurance recoverable on market risk benefits, at fair value	—	383	—	383
Market risk benefit assets, at fair value	—	1,664	—	1,664
Deferred income taxes, net	909	762	—	1,671
Other assets	577	4	75	656
Total assets	372,045	1,794	75	373,914

Liabilities
Reserves for future policy benefits and claims payable	17,617	(3,477)	1,037	15,177
Other contract holder funds	59,456	(5)	(962)	58,489
Market risk benefit liabilities, at fair value	—	8,033	—	8,033
Other liabilities	1,946	(1)	—	1,945
Total liabilities	360,009	4,550	75	364,634

Equity
Accumulated other comprehensive income, net of tax expense	1,890	(386)	—	1,504
Retained earnings	4,168	(2,370)	—	1,798
Total Equity	12,036	(2,756)	—	9,280
Total liabilities and equity	$372,045	$1,794	$75	$373,914

Consolidated Income Statements (in millions)	As Previously Reported	Impact for the Adoption of LDTI	Impact of Revisions and Reclassifications	As Revised
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/21	12/31/21	12/31/21	12/31/21

Revenues
Fee income	$7,594	$—	$400	$7,994
Premium	107	—	15	122
Net investment income	3,086	—	54	3,140
Total net gains (losses) on derivatives and investments	(2,480)	(2,887)	—	(5,367)
Total revenues	8,400	(2,887)	469	5,982

Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	892	(45)	57	904
(Gain) loss from updating future policy benefits cash flow assumptions, net	—	41	—	41
Market risk benefits (gains) losses, net	—	(3,966)	—	(3,966)
Interest credited on other contract holder funds, net of deferrals and amortization	861	(2)	(34)	825
Operating costs and other expenses, net of deferrals	2,242	—	447	2,689
Amortization of deferred acquisition costs	520	786	(1)	1,305
Total benefits and expenses	4,537	(3,186)	469	1,820
Pretax income (loss)	3,863	299	$—	4,162
Income tax (benefit) expense	616	64	—	680
Net income (loss)	$3,247	$235	$—	$3,482

Consolidated Income Statements (in millions)	As Previously Reported	Impact for the Adoption of LDTI	Impact of Revisions and Reclassifications	As Revised
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/20	12/31/20	12/31/20	12/31/20

Revenues
Fee income	$6,504	$—	$336	$6,840
Premium	130	—	27	157
Net investment income	2,781	—	55	2,836
Total revenues	3,025	—	418	3,443

Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	1,235	—	78	1,313
Interest credited on other contract holder funds, net of deferrals and amortization	1,202	—	91	1,293
Operating costs and other expenses, net of deferrals	807	—	393	1,200
Amortization of deferred acquisition costs	(390)	—	(144)	(534)
Total benefits and expenses	5,418	—	418	5,836
Net income (loss)	$(1,552)	$—	$—	$(1,552)

Balances of and changes in liability for future policy benefits, and Revenue and interest recognized
The following table presents the impact of the adoption of LDTI, as of the transition date, on reserves for future policy benefits and claims payable (in millions):

	Payout	Closed	Closed
	Annuities	Block Life	Block Annuity	Total
Reserves for future policy benefits at December 31, 2020	$1,143	$5,809	$5,328	$12,280
Adjustment for loss contracts under the modified retrospective approach	4	15	18	37
Effect of remeasurement of liability at current discount rates	143	560	997	1,700
Reserves for future policy benefits at January 1, 2021	$1,290	$6,384	$6,343	$14,017
Other future policy benefits and claims payable				2,757
Reserves for future policy benefits and claims payable at January 1, 2021				$16,774

The following table presents the transition date reclassifications and adjustments to reserves for future policy benefits by category resulting from the adoption of LDTI (in millions):

	Reserve for future policy benefits	Other (1)	Total
Reserve for future policy benefits and claims payable at December 31, 2020	$12,280	$10,210	$22,490
Adjustments for LDTI transition	1,737	(7,453)	(5,716)
Reserve for future policy benefits and claims payable at January 1, 2021	$14,017	$2,757	$16,774

(1) Includes variable annuity embedded derivatives that were reclassed to market risk benefits.
The following tables present the roll-forward of components of reserves for future policy benefits (in millions):

	Present Value of Expected Net Premiums
	Year Ended December 31,			Year Ended December 31,
	2022			2021
	Payout	Closed Block	Closed Block	Payout	Closed Block	Closed Block
	Annuities	Life	Annuity	Annuities	Life	Annuity
Balance, beginning of year	$—	$1,464	$—	$—	$1,440	$—
Beginning of period cumulative effect of changes in discount rate assumptions	—	(157)	—	—	(191)	—
Beginning balance at original discount rate	—	1,307	—	—	1,249	—
Effect of changes in cash flow assumptions	—	242	—	—	—	—
Effect of actual variances from expected experience	—	1	—	—	146	—
Balance adjusted for variances from expectation	—	1,550	—	—	1,395	—
Issuances	—	6	—	—	4	—
Interest accrual	—	39	—	—	48	—
Net premiums collected	—	(147)	—	—	(140)	—
Ending balance at original discount rate	—	1,448	—	—	1,307	—
End of period cumulative effect of changes in discount rate assumptions	—	(161)	—	—	157	—
Balance, end of year	$—	$1,287	$—	$—	$1,464	$—

	Present Value of Expected Future Policy Benefits
	Year Ended December 31,			Year Ended December 31,
	2022			2021
	Payout	Closed Block	Closed Block	Payout	Closed Block	Closed Block
	Annuities	Life	Annuity	Annuities	Life	Annuity
Balance, beginning of year	$1,246	$6,913	$5,739	$1,293	$7,647	$6,343
Beginning of period cumulative effect of changes in discount rate assumptions	(84)	(349)	(689)	(144)	(660)	(997)
Beginning balance at original discount rate (including DPL of $38, $0 and $459 in 2022, and, $46, $0 and $452 in 2021 for payout annuities, closed block life and closed block annuity, respectively)	1,162	6,564	5,050	1,149	6,987	5,346
Effect of changes in cash flow assumptions	4	331	(15)	—	—	—
Effect of actual variances from expected experience	(38)	38	(34)	(53)	193	(3)
Balance adjusted for variances from expectation	1,128	6,933	5,001	1,096	7,180	5,343
Issuances	126	14	4	146	12	6
Interest accrual	40	209	210	42	220	222
Benefits payments	(126)	(750)	(506)	(122)	(848)	(521)
Ending balance of original discount rate (including DPL of $40, $0 and $671 in 2022, and, $38, $0 and $459 in 2021 for payout annuities, closed block life and closed block annuity, respectively)	1,168	6,406	4,709	1,162	6,564	5,050
End of period cumulative effect of changes in discount rate assumptions	(131)	(958)	(275)	84	349	689
Balance, end of year	$1,037	$5,448	$4,434	$1,246	$6,913	$5,739

Reserves for future policy benefits	1,037	4,161	4,434	1,246	5,449	5,739
Less: Reinsurance recoverable	71	2,263	2	51	2,855	2
Reserves for future policy benefits, after reinsurance recoverable	$966	$1,898	$4,432	$1,195	$2,594	$5,737

The following table presents the weighted average duration of the reserves for future policy benefits. The weighted average duration represents average cohort-level duration weighted by the benefit reserves amount:

	Payout	Closed Block	Closed Block
	Annuities	Life	Annuity
December 31, 2022
Weighted average duration (years)	6.9	7.8	7.0
December 31, 2021
Weighted average duration (years)	7.8	9.5	8.5
The following table presents the amount of undiscounted and discounted expected future gross premiums and expected future benefit payments for future policy benefits for non-participating traditional and limited-payment insurance contracts (in millions). The discounted premiums are calculated using the current discount rate, while the undiscounted cash flows represent the gross cash flows before any discounting is applied:

	December 31,
	2022		2021
	Undiscounted	Discounted	Undiscounted	Discounted
Payout Annuities
Expected future benefit payments	$1,541	$999	$1,525	$1,209
Expected future gross premiums	—	—	—	—
Closed Block Life
Expected future benefit payments	8,751	5,578	8,853	7,050
Expected future gross premiums	5,976	3,489	6,174	4,611
Closed Block Annuity
Expected future benefit payments	5,834	3,729	6,799	5,256
Expected future gross premiums	$—	$—	$—	$—

The following table presents the amount of revenue and interest related to non-participating traditional and limited-pay insurance contracts recognized in the Consolidated Income Statements (in millions):

	Gross Premiums		Interest Expense
	Years Ended December 31,		Years Ended December 31,
	2022	2021	2022	2021
Payout Annuities	$10	$16	$40	$42
Closed Block Life	390	433	170	172
Closed Block Annuity	—	—	210	222
Total	$400	$449	$420	$436

The following table presents the weighted average interest rate for the reserves for future policy benefits at the cohort's level for the locked-in discount rate (interest accretion rate), and current discount rate, weighted by the cohort's benefit reserve amount:

	December 31,
	2022	2021
Payout Annuities
Interest accretion rate	3.71%	3.63%
Current discount rate	5.40%	2.58%
Closed Block Life
Interest accretion rate	3.01%	3.10%
Current discount rate	5.34%	2.63%
Closed Block Annuity
Interest accretion rate	4.40%	4.40%
Current discount rate	5.41%	2.65%

Additional Liability, Long-Duration Insurance	The following table presents the impact of the adoption of LDTI, as of the transition date, on Closed Block Life additional liabilities for universal life-type contracts (in millions):

Closed Block Life
Balance, December 31, 2020	$1,157
Adjustment for reversal of AOCI adjustments	28
Adjustment for cumulative effect of adoption of LDTI	—
Balance, January 1, 2021	$1,185

Market Risk Benefit, Activity
The following table presents the impact of the adoption of LDTI, as of the transition date, on market risk benefits, net (in millions):

	Variable	Other
	Annuities	Product Lines	Total
Balance, December 31, 2020 - Carrying amount of MRBs under prior guidance	$7,306	$74	$7,380
Adjustment for reversal of AOCI adjustments	(27)	(48)	(75)
Cumulative effect of the changes in non-performance risk between the original contract issuance date and the transition date	(743)	(6)	(749)
Remaining cumulative difference (exclusive of non-performance risk change) between 12/31/20 carrying amount and fair value measurement for the MRBs	3,372	72	3,444
Balance, January 1, 2021 - Market risk benefits, net at fair value	$9,908	$92	$10,000
The following table presents the impact of the adoption of LDTI, as of the transition date, on reinsurance recoverable on market risk benefits at fair value (in millions):

	Variable	Other
	Annuities	Product Lines	Total
Balance, December 31, 2020 - Carrying amount of MRBs under prior guidance	$340	$68	$408
Adjustment for reversal of AOCI adjustments	—	(47)	(47)
Cumulative difference between 12/31/2020 carrying amount and fair value measurement for the MRBs	28	83	111
Balance, January 1, 2021 - Reinsurance recoverable on market risk benefits at fair value	$368	$104	$472
Components of the Company’s reinsurance recoverable on market risk benefits were as follows (in millions, recast for the adoption of LDTI):

	December 31,
	2022	2021
Variable annuity	$183	$284
Other product lines	38	99
Total	$221	$383
The following table presents a roll-forward of Closed Block Life additional liabilities for annuitization, death and other insurance benefits (in millions):

	Years Ended December 31,
	2022	2021
Balance, beginning of year	$1,173	$1,185
Beginning of period cumulative effect of changes in shadow adjustments	(14)	(37)
Beginning balance excluding shadow	1,159	1,148
Effect of changes in cash flow assumptions	6	—
Effect of actual variances from expected experience	58	57
Issuances	—	—
Interest accrual	56	56
Net assessments collected	(107)	(102)
Effect of changes in discount rate assumptions	—	—
Ending balance excluding shadow	1,172	1,159
End of period cumulative effect of changes in shadow adjustments	(41)	14
Balance, end of year	$1,131	$1,173

The following table presents the weighted average duration of Closed Block Life additional liabilities for annuitization, death and other insurance benefits. The weighted average duration represents average cohort-level duration weighted by the benefit reserves amount:

	December 31,
	2022	2021
Weighted average duration (years)	8.1	7.7
The following table presents assessments and interest expense of Closed Block Life additional liabilities for annuitization, death and other insurance benefits recognized in the Consolidated Income Statements (in millions):

	Assessments		Interest Expense
	Years Ended December 31,		Years Ended December 31,
	2022	2021	2022	2021
Additional liability for annuitization, death and other insurance benefits	$(107)	$(102)	$56	$56

The following table presents the weighted average current discount rate of Closed Block Life additional liabilities for annuitization, death and other insurance benefits, applied at the cohort level weighted by reserve benefit amount:

	December 31,
	2022	2021
Weighted average current discount rate	4.96%	4.93%
The following table presents the reconciliation of the market risk benefits balance in the Consolidated Balance Sheets (in millions):

	December 31, 2022			December 31, 2021
	Variable	Other		Variable	Other
	Annuities	Product Lines	Total	Annuities	Product Lines	Total
Market risk benefit - (assets)	$(4,856)	$(9)	$(4,865)	$(1,658)	$(6)	$(1,664)
Market risk benefit - liabilities	5,623	39	5,662	7,939	94	8,033
Market risk benefit - net liabilities	$767	$30	$797	$6,281	$88	$6,369

The following table presents the roll-forward of the net (assets) liabilities of the market risk benefits for variable annuities (in millions):

	Years Ended December 31,
	2022	2021
Net liability balance, beginning of year	$6,281	$9,908
Net liability beginning of year cumulative effect of changes in non-performance risk	326	743
Net liability balance, beginning of year, before effect of changes in non-performance risk	6,607	10,651
Effect of changes in interest rates	(14,137)	(3,193)
Effect of fund performance	6,432	(2,388)
Effect of changes in equity index volatility	1,576	(45)
Effect of expected policyholder behavior	532	412
Effect of actual policyholder behavior different from expected	(230)	(747)
Effect of time	1,707	1,901
Effect of changes in assumptions	465	16
Net liability balance, end of year, before effect of changes in non-performance risk	2,952	6,607
Net liability end of year cumulative effect of changes in non-performance risk	(2,185)	(326)
Net liability balance, end of year, gross	767	6,281

Reinsurance recoverable on market risk benefits at fair value, end of year	(183)	(284)
Net liability balance, end of year, net of reinsurance	584	5,997

Weighted average attained age (years) (1)	69	68
Net amount at risk (2)	$15,592	$3,404
(1) Weighted-average attained age is defined as the average age of policyholders weighted by account value.
(2) Net amount at risk (NAR) is defined as of the valuation date for each contract as the greater of Death Benefit NAR (DBNAR) and Living Benefit NAR (LBNAR), as applicable, where DBNAR is the GMDB benefit base in excess of the account value, and the LBNAR is the actuarial present value of guaranteed living benefits in excess of the account value.

Deferred Acquisition Costs
The following table presents the impact of the adoption of LDTI, as of the transition date, on deferred acquisition costs (in millions):

	Variable	Other
	Annuities	Product Lines	Total
Balance, December 31, 2020 - Deferred acquisition costs	$13,725	$171	$13,896
Adjustment for reversal of AOCI adjustments	151	(11)	140
Balance, January 1, 2021 - Deferred acquisition costs	$13,876	$160	$14,036
The following table presents the roll-forward of the deferred acquisition costs (in millions). The current period amortization is based on the end of the period estimates of mortality and persistency. The amortization pattern is revised on a prospective basis at the beginning of the period based on the period’s actual experience.

	Years Ended December 31,
	2022	2021(1)
Variable Annuities
Balance, beginning of period	$13,364	$13,725
Change in accounting principle	—	151
Deferrals of acquisition costs	544	779
Amortization	(1,209)	(1,291)
Variable Annuities balance, end of period	$12,699	$13,364

Reconciliation of total deferred acquisition costs
Variable Annuities balance, end of period	$12,699	$13,364
Other product lines, end of period	219	155
Total balance, end of period	$12,918	$13,519
(1) See Note 2 of the Notes to Consolidated Financial Statements for the transition to LDTI impact to the 2021 beginning of period balance for DAC .
The following table presents the roll-forward of deferred acquisition costs (in millions) prior to the adoption of LDTI:

Year Ended December 31,
2020
Balance, beginning of period	$12,334
Deferrals of acquisition costs	739
Amortization	534
Unrealized investment (gains) losses	290
Balance, end of period	13,897

Reinsurance Recoverable, Activity	The following table presents the impact of the adoption of LDTI, as of the transition date, on reinsurance recoverable (in millions):

Total
Balance, December 31, 2020	$35,311
Reclass of carrying amount of MRBs under prior guidance	(408)
Adjustment for loss contracts under the modified retrospective approach	—
Effect of remeasurement of liability at current discount rate	253
Balance, January 1, 2021	$35,156